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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Basswood Partners, L.L.C.
Address: 645 Madison Avenue, 10th Floor
         New York, New York 10022

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:

         /s/ Matthew Lindenbaum  New York, NY        May 17, 1999
         _______________________ __________________  ____________
              [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)



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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     68

Form 13F Information Table Value Total:     $453,286
                                             [thousands]


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.  Form 13F File Number   Name

    1    28-                    Basswood Capital Management, LLC

    2    28-                    Bennett Lindenbaum

    3    28-                    Matthew Lindenbaum

    [Repeat as necessary.]





















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
                   Form 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2  COLUMN 3     COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------            --------  --------     --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                         TITLE    CUSIP         MARKET     SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER          OF CLASS  NUMBER        VALUE      PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------          --------  ------        ------     -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
American Express Co.
  (AXP)                 Common    025816109    7,000,238     59,450                 X              1,2,3           X
Associates First Capital
  (AFS)                 Common    046008108   12,763,800    283,640                 X              1,2,3           X
Astoria Financial Corp.
  (ASFC)                Common    046265104   19,417,100    388,342                 X              1,2,3           X
Banc One Corp. (ONE)    Common    06423A103   32,240,856    585,532                 X              1,2,3           X
Bank of Commerce (BCOM) Common    061589107      567,324     28,190                 X              1,2,3           X
Bank of New York (BK)   Common    064057102   14,398,072    400,642                 X              1,2,3           X
BancAmerica Corp. (BAC) Common    06605F102      990,939     14,031                 X              1,2,3           X
Bay View Capital Corp.
  (BVC)                 Common    07262L101    1,755,224     92,992                 X              1,2,3           X
Bear Stearns (BSC)      Common    073902108   15,085,910    337,587                 X              1,2,3           X
Bedford Property Investors
  (BED)                 Common    076446301    1,397,009     95,522                 X              1,2,3           X
Brookfield Property Corp.
  (BPC-CN)              Common    112900105    1,885,847    159,823                 X              1,2,3           X
Cadillac Fairview Corp.
  (CDF)                 Common    126929207    1,294,416     77,568                 X              1,2,3           X
Capital Corp. of the West
  (CCOW)                Common    140065103    2,879,790    299,199                 X              1,2,3           X
Centura Banks (CBC)     Common    15640T100    8,987,350    154,455                 X              1,2,3           X
Citigroup Inc. (C)      Common    172967101   10,197,133    159,642                 X              1,2,3           X
City Commerce Bank
  (CIBS)                Common    177785102      885,868     50,621                 X              1,2,3           X
City National Corp.
  (CYN)                 Common    178566105    3,328,819    107,816                 X              1,2,3           X
Community State Bank
  (TNEK)                Common    204136105      693,359     42,999                 X              1,2,3           X
Conseco Inc. (CNC)      Common    208464107      124,488      4,032                 X              1,2,3           X
Echelon International
  Corp. (EIN)           Common    278747100    1,623,674     82,735                 X              1,2,3           X
Fifth Third Banc (FITB) Common    316773100    4,499,047     68,232                 X              1,2,3           X
Financial Federal Corp.
  (FIF)                 Common    317492106   12,170,811    640,569                 X              1,2,3           X
Finova Corp. (FNV)      Common    317928109    4,819,810     92,912                 X              1,2,3           X





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First Community Bank
  of the Desert (FCDE)  Common    31983J104      877,531    230,142                 X              1,2,3           X
First Industrial Realty
  Trust (FR)            Common    32054K103      718,388     30,011                 X              1,2,3           X
First Union Corp. (FTU) Common    337358105    1,481,394     27,722                 X              1,2,3           X
Foothill Independent
  Bancorp (FOOT)        Common    344905104    8,161,485    553,321                 X              1,2,3           X
Forest City Enterprises
  (CL-A) (FCE'A)        Common    345550107    1,104,159     45,650                 X              1,2,3           X
Gateway American Bank
  (GWAM)                Common    367569100      300,000     75,000                 X              1,2,3           X
Gentra, Inc. (GTA-CN)   Common    37245E874    2,795,310  1,561,800                 X              1,2,3           X
Golden State Bancorp
  (GSB)                 Common    381197102    1,314,886     59,096                 X              1,2,3           X
Grove Property Trust
  (GVE)                 Common    399613108      620,929     52,845                 X              1,2,3           X
Hallwood Realty Partners
  (HRY)                 Common    40636T203      113,243      2,183                 X              1,2,3           X
Health Care Financial
  Partners (HCF)        Common    42219W108    9,738,303    372,758                 X              1,2,3           X
Household International
  (HI)                  Common    441815107    4,834,562    105,963                 X              1,2,3           X
IMC Mortgage Co. (IMCC) Common    449923101       41,114    263,216                 X              1,2,3           X
Imperial Bancorp (IMP)  Common    452556103      655,204     38,260                 X              1,2,3           X
LNR Property Corp.
  (LNR)                 Common    501940100    1,410,446     71,415                 X              1,2,3           X
Long Beach Financial Corp.
  (LBFC)                Common    542446109    2,598,750    270,000                 X              1,2,3           X
MBNA Corp. (KRB)        Common    55262L100    2,148,857     90,004                 X              1,2,3           X
Mellon Bank Corp. (MEL) Common    585509102   12,948,648    183,995                 X              1,2,3           X
National City Corp.
  (NCC)                 Common    635405103    3,667,352     55,252                 X              1,2,3           X
National Mercantile
  Bancorp (MBLAD-PFD)   Preferred 636912206      131,268     15,002                 X              1,2,3           X
North County Bancorp
  (NCBH)                Common    658810106    1,470,162    108,901                 X              1,2,3           X
Northern Trust Corp.
  (NTRS)                Common    665859104   10,080,219    113,500                 X              1,2,3           X
Pacific Capital Bancorp
 (SABB)                 Common    69404P101    1,279,649     55,486                 X              1,2,3           X
Pacificamerica Money
  Center Inc. (PAMM)    Common    694935107        1,329      2,658                 X              1,2,3           X
Paymentech Inc. (PTI)   Common    704384106      189,402      8,017                 X              1,2,3           X
Pointe Financial Corp.
  (PNTE)                Common    73084P100      367,000     36,700                 X              1,2,3           X
Professional Bancorp
  (MDB)                 Common    743112104    2,744,345    154,611                 X              1,2,3           X
Providian Financial Corp.
  (PVN)                 Common    74406A102   30,568,285    277,893                 X              1,2,3           X




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Republic Bancshares
  (REPB)                Common    759929102      175,275      8,200                 X              1,2,3           X
Southern Pacific Funding
  Corp (SFCFQ)          Common    843576109       25,355    162,529                 X              1,2,3           X
Sovereign Bancorp
  (SVRN)                Common    845905108    9,886,485    807,060                 X              1,2,3           X
Summit Bancorp (SUB)    Common    866005101   37,263,720    955,480                 X              1,2,3           X
Superior Financial Corp.
  (SUFI)                Common    868161100    3,816,480    386,479                 X              1,2,3           X
T. Rowe Price & Assoc.
  (TROW)                Common    741477103    9,326,969    271,330                 X              1,2,3           X
TCF Financial Corp.
  (TCB)                 Common    872275102   20,864,152    800,543                 X              1,2,3           X
Toronto Dominion Bank
  (TD)                  Common    891160509   26,662,125    580,400                 X              1,2,3           X
UnionBancal Corp.
  (UNBC)                Common    908906100    7,281,677    213,774                 X              1,2,3           X
United Companies Financial
  Corp. (UCFNE)         Common    909870107       54,110    150,305                 X              1,2,3           X
Urban Shopping Centers
  (URB)                 Common    917060105      948,409     33,060                 X              1,2,3           X
US Bancorp (USB)        Common    902973106    5,477,386    160,804                 X              1,2,3           X
Wachovia Corp. (WB)     Common    929771103    1,560,424     19,220                 X              1,2,3           X
Washington Mutual (WM)  Common    939322103   18,081,838    442,369                 X              1,2,3           X
Wells Fargo & C0. (WFC) Common    949746101   22,552,551    643,210                 X              1,2,3           X
Westamerica Banc (WABC) Common    957090103    7,312,680    231,231                 X              1,2,3           X
Western Bancorp (WEBC)  Common    957683105   20,627,733    666,755                 X              1,2,3           X

Total                                        453,286,473























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